UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/03/2003


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total: $         194,544



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERADA HESS CORP.             COM              023551104     1753    35000 SH       SOLE                    33000              2000
AMERICAN INTL GROUP            COM              026874107     2925    50700 SH       SOLE                    50700
AOL TIME WARNER                COM              00184A105     4941   327000 SH       SOLE                   320800              6200
AT&T CORP WIRELESS GROUP       COM              00209A106     5349   653900 SH       SOLE                   635900             18000
BEA SYSTEMS INC                COM              073325102     3010   250000 SH       SOLE                   250000
BIOGEN INC.                    COM              090597105     6850   179700 SH       SOLE                   179700
BJ's WHOLESALE CLUB INC.       COM              05548J106     6152   317600 SH       SOLE                   317600
BRISTOL MYERS- SQUIBB          COM              110122108     5289   206100 SH       SOLE                   206100
CALPINE CORP                   COM              131347106     5854  1197200 SH       SOLE                  1162200             35000
CHESAPEAKE ENERGY CORPORATION  COM              165167107     2156   200000 SH       SOLE                   191100              8900
CISCO SYSTEMS                  COM              17275R102     3033   154800 SH       SOLE                   154800
COCA COLA CO COM               COM              191216100     3007    70000 SH       SOLE                    67800              2200
COLGATE PALMOLIVE CO           COM              194162103     3521    63000 SH       SOLE                    63000
DEL MONTE FOODS                COM              24522P103      871   100000 SH       SOLE                    89000             11000
DELPHI AUTOMOTIVE SYSTEMS CORP COM              247126105     1448   160000 SH       SOLE                   150000             10000
EARTHLINK INC                  COM              270321102     4059   493200 SH       SOLE                   493200
GENERAL ELECTRIC CORP.         COM              369604103     7289   244500 SH       SOLE                   244500
GENERAL MTRS CORP CL H         COM              370442832     6388   446400 SH       SOLE                   446400
GOODYEAR TIRE & RUBR COM       COM              382550101      230    35000 SH       SOLE                                      35000
HEINZ H J CO COM               COM              423074103     4796   139900 SH       SOLE                   137100              2800
HEWLETT PACKARD                COM              428236103     4246   219300 SH       SOLE                   219300
HOME DEPOT INC COM             COM              437076102      532    16700 SH       SOLE                    16700
HONEYWELL INC COM              COM              438516106     4163   158000 SH       SOLE                   158000
HUMANA INC                     COM              444859102     3545   196400 SH       SOLE                   196400
INTEL CORP.                    COM              458140100     7741   281300 SH       SOLE                   281300
INTERPUBLIC GROUP COS COM      COM              460690100     1797   127300 SH       SOLE                   127300
Kinross Gold Corp.             COM              496902206      104    14000 SH       SOLE                                      14000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       70    13000 SH       SOLE                                      13000
LUCENT TECHNOLOGIES INC        COM              549463107     6422  2973100 SH       SOLE                  2973100
MCKESSON HBOC Inc              COM              58155Q103     6209   186500 SH       SOLE                   186500
MERCK & CO INC COM             COM              589331107     6975   137800 SH       SOLE                   137800
MICRON TECHNOLOGY              COM              595112103     1478   110100 SH       SOLE                   110100
MICROSOFT CORP COM             COM              594918104     3778   135900 SH       SOLE                   135900
MOTOROLA INC COM               COM              620076109     7219   604100 SH       SOLE                   604100
ORACLE SYSTEMS CORP            COM              68389X105     1116    99200 SH       SOLE                    99200
PEROT SYSTEMS INC.             COM              714265105      112    11200 SH       SOLE                                      11200
PFIZER INC                     COM              717081103     6301   207400 SH       SOLE                   207400
QUALCOMM INC                   COM              747525103     4775   114600 SH       SOLE                   112300              2300
QWEST COMMUN INTL              COM              749121109     4777  1405100 SH       SOLE                  1395100             10000
RED HAT INC                    COM              756577102     3132   313200 SH       SOLE                   298200             15000
RITE AID CORP.                 COM              767754104     6129  1187700 SH       SOLE                  1167700             20000
SCHERING PLOUGH CORP           COM              806605101     4401   288800 SH       SOLE                   283800              5000
SOLECTRON CORP COM             COM              834182107     2373   405700 SH       SOLE                   405700
SPRINT PCS GROUP               COM              852061506     3650   637000 SH       SOLE                   612000             25000
SUN MICROSYSTEMS               COM              866810104     2577   778500 SH       SOLE                   778500
TAKE-TWO INTERACTIVE SOFTWARE  COM              874054109     3761   110100 SH       SOLE                   110100
TEXAS INSTRUMENTS              COM              882508104     7834   343600 SH       SOLE                   335600              8000
Tivo Inc                       COM              888706108      104    14000 SH       SOLE                                      14000
UNITED PARCEL SVC INC CL B     COM              911312106     6125    96000 SH       SOLE                    96000
VISTEON                        COM              92839U107       99    15000 SH       SOLE                                      15000
WAL MART STORES INC            COM              931142103     4077    73000 SH       SOLE                    73000